Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Transamerica
Funds:

In planning and performing our audits of the financial statements of Transamerica Asset Allocation - Conservative Portfolio, Transamerica Asset Allocation - Growth Portfolio, Transamerica Asset Allocation Intermediate Horizon,
Transamerica Asset Allocation Long Horizon, Transamerica
Asset Allocation - Moderate Growth Portfolio, Transamerica
Asset Allocation - Moderate Portfolio, Transamerica Asset Allocation Short Horizon, Transamerica Balanced II,
Transamerica Bond, Transamerica Capital Growth,
Transamerica ClearTrack 2015, Transamerica ClearTrack
2020, Transamerica ClearTrack 2025, Transamerica
ClearTrack 2030, Transamerica ClearTrack 2035,
Transamerica ClearTrack 2040, Transamerica ClearTrack
2045, Transamerica ClearTrack 2050, Transamerica
ClearTrack 2055, Transamerica ClearTrack 2060,
Transamerica ClearTrack Retirement Income, Transamerica
Core Bond, Transamerica Dividend Focused, Transamerica
Dynamic Income, Transamerica Emerging Markets Debt,
Transamerica Emerging Market Opportunities, Transamerica
Event Driven, Transamerica Floating Rate, Transamerica
Global Equity, Transamerica Government Money Market, Transamerica High Quality Bond, Transamerica High Yield
Bond, Transamerica High Yield ESG, Transamerica High
Yield Muni, Transamerica Inflation Opportunities,
Transamerica Inflation-Protected Securities, Transamerica Intermediate Bond, Transamerica Intermediate Muni,
Transamerica International Equity, Transamerica International Growth, Transamerica International Small Cap Value,
Transamerica International Stock, Transamerica Large Cap
Value, Transamerica Large Core, Transamerica Large Growth, Transamerica Large Value Opportunities, Transamerica Mid
Cap Growth, Transamerica Mid Cap Value, Transamerica Mid
Cap Value Opportunities, Transamerica MLP & Energy
Income, Transamerica Multi-Asset Income, Transamerica Multi-Managed Balanced, Transamerica Short-Term Bond, Transamerica Small Cap Growth, Transamerica Small Cap
Value, Transamerica Sustainable Bond, Transamerica
Small/Mid Cap Value, Transamerica Total Return,
Transamerica Unconstrained Bond and Transamerica US
Growth (sixty of the Funds comprising Transamerica Funds
(the "Trust")) as of and for the period/year ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of October 31, 2020.

This report is intended solely for the information and use of management and the Board of Trustees of the Transamerica Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



       			/S/ Ernst & Young LLP


Boston, Massachusetts
December 23, 2020